Financial Instruments, Significant unobservable Inputs - Level 3 fair value measurement, Assets (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, at fair value	$ 944,832	$ 949,867
Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, at fair value	254,653	$ 206,892
Investments held at fair value | Level 3 of fair value hierarchy [member] | Market – PWERM & Hybrid allocation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, at fair value	$ 238,231
Investments held at fair value | Level 3 of fair value hierarchy [member] | Weighted average [member] | Estimated time to exit | Market – PWERM & Hybrid allocation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Weighted Average	0.76
Investments held at fair value | Level 3 of fair value hierarchy [member] | Weighted average [member] | Discount Rate | Market – PWERM & Hybrid allocation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Weighted Average	0.200
Investments held at fair value | Level 3 of fair value hierarchy [member] | Weighted average [member] | Volatility | Market – PWERM & Hybrid allocation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Weighted Average	0.620